Long-Term Debt - Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 3,173,229	$ 3,237,703
Less debt issuance costs and other	(49,501)	(54,809)
Total debt	3,123,728	3,182,894
Less current portion	(589,767)	(586,892)
Long-term portion	2,533,961	2,596,002
Revolving credit facility
Debt Instrument [Line Items]
Total principal	629,667	291,764
Bonds | Norwegian Kroner Bonds due through 2019
Debt Instrument [Line Items]
Total principal	121,889	256,927
Bonds | U.S. Dollar Non-Public Bonds due through 2024
Debt Instrument [Line Items]
Total principal	162,659	166,680
Bonds | U.S. Dollar Bonds due through 2022
Debt Instrument [Line Items]
Total principal	550,000	300,000
Term loans | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Total principal	85,574	112,406
Term loans | U.S. Dollar-denominated Term Loans due through 2028
Debt Instrument [Line Items]
Total principal	$ 1,623,440	$ 2,109,926